Finance lease receivables	12 Months Ended
Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Finance lease receivables	Note 20: Finance lease receivables
The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. These balances are analysed as follows:

	2024 £m	2023 £m
Not later than 1 year	6,160	5,903
Later than 1 year and not later than 2 years	5,215	4,817
Later than 2 years and not later than 3 years	4,268	4,579
Later than 3 years and not later than 4 years	2,846	3,051
Later than 4 years and not later than 5 years	502	618
Later than 5 years	294	354
Gross investment	19,285	19,322
Unearned future finance income	(2,362)	(2,175)
Rentals received in advance	(16)	(12)
Net investment	16,907	17,135
Equipment leased to customers under finance lease receivables relates to financing transactions to fund the purchase of aircraft, ships, motor vehicles and other items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses of
£368 million (2023: £350 million).
The Group’s finance lease assets are comprised as follows:

	2024 £m	2023 £m
Electric vehicles	996	1,336
Internal combustion engine vehicles	11,521	11,425
Self-charging hybrid vehicles	346	237
Plug-in hybrid vehicles	1,302	907
Other	2,742	3,230
Net investment	16,907	17,135